Disclosure of impairment loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Impairment of non-current assets	$ 65,500	$ 0
Deferred income tax recovery	(23,100)
Impairment of non-current assets, net of tax	$ 42,400